Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2015
Subsequent Event [Line Items]
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs		$ 21,255
Secondary Public Offering | Nasdaq | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares, shares	1,682,926
Issuance of ordinary shares, price per share	$ 41.00
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs	$ 64,000
Additional ordinary shares exercised under underwriters option to purchase at the public offering price	219,512